Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 14,680	$ 14,024
Less: accumulated depreciation	(6,055)	(5,017)
Property plant and equipment net	8,625	9,007
Office Equipment and Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	929	751
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	2,586	2,584
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,278	3,140
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 7,887	$ 7,549